Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPIRIT OF AMERICA INVESTMENT FUND INC
Prospectus Date	rr_ProspectusDate	Mar. 30, 2017
Supplement [Text Block]	soaif_SupplementTextBlock

SPIRIT OF AMERICA INVESTMENT FUND, INC.

Spirit of America Energy Fund

Class A Shares – TICKER: SOAEX

Class C Shares – TICKER: SACEX

A Series of Spirit of America Investment Fund, Inc.

   Supplement to the Summary Prospectus, Prospectus and Statement of Additional

Information, each dated March 30, 2017

                Effective September 1, 2017, the Spirit of America Energy Fund (the “Energy Fund”) hereby amends its investment objective on page 1 of its Summary Prospectus as follows:

Investment Objective: The investment objective of the Energy Fund is to provide investors with total return.
Spirit of America Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	soaif_SupplementTextBlock

SPIRIT OF AMERICA INVESTMENT FUND, INC.

Spirit of America Energy Fund

Class A Shares – TICKER: SOAEX

Class C Shares – TICKER: SACEX

A Series of Spirit of America Investment Fund, Inc.

   Supplement to the Summary Prospectus, Prospectus and Statement of Additional

Information, each dated March 30, 2017

                Effective September 1, 2017, the Spirit of America Energy Fund (the “Energy Fund”) hereby amends its investment objective on page 1 of its Summary Prospectus as follows:

Investment Objective: The investment objective of the Energy Fund is to provide investors with total return.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Energy Fund is to provide investors with total return.